Investments in joint ventures and associates - Disclosure of detailed information about joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019	[1]
Statement of financial position
Non-current assets	£ 76,897	£ 57,278
Cash and cash equivalents	204	157		£ 73	[1]	£ 252
Non-current liabilities	(46,234)	(37,988)
Current liabilities	(24,770)	(9,368)
Net assets	23,856	19,860
Income statement
Revenue	18,449	13,665	[2]	13,360	[3]
Other costs	(3,215)	(2,456)		(2,718)
Operating profit	4,371	2,401	[2]	2,279	[1]
Profit/(loss) before tax	3,441	1,664	[2]	1,400	[3]
Tax	(1,258)	(360)	[2]	(370)	[3]
Profit after tax from continuing operations	2,183	1,304	[4]	1,030	[3]
Group’s share of profit/(loss)	92	58	[2]	£ 87	[3]
Millennium Pipeline Company LLC
Statement of financial position
Non-current assets	800	795
Cash and cash equivalents	33	27
All other current assets	29	24
Non-current liabilities	(237)	(256)
Non-current financial liabilities	0	0
Current liabilities	(45)	(38)
Current financial liabilities	0	0
Net assets	580	552
Group’s ownership interest in joint venture/associate	152	145
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	152	145
Income statement
Revenue	200	199
Depreciation and amortisation	(43)	(43)
Other costs	(20)	(21)
Operating profit	137	135
Net interest expense	(21)	(18)
Profit/(loss) before tax	116	117
Tax	0	0
Profit after tax from continuing operations	116	117
Group’s share of profit/(loss)	30	31
Group adjustment: tax credit/(charge)	(8)	(9)
Group’s share of post-tax results for the year	22	22
BritNed Development Limited
Statement of financial position
Non-current assets	390	409
Cash and cash equivalents	77	47
All other current assets	10	24
Non-current liabilities	(52)	(50)
Non-current financial liabilities	(29)	(31)
Current liabilities	(15)	(22)
Current financial liabilities	0	0
Net assets	381	377
Group’s ownership interest in joint venture/associate	191	189
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	191	189
Income statement
Revenue	131	72
Depreciation and amortisation	(15)	(15)
Other costs	(9)	(15)
Operating profit	107	42
Net interest expense	(2)	(1)
Profit/(loss) before tax	105	41
Tax	(20)	(11)
Profit after tax from continuing operations	85	30
Group’s share of profit/(loss)	43	15
Group adjustment: tax credit/(charge)	0	0
Group’s share of post-tax results for the year	43	15
Nemo Link Limited
Statement of financial position
Non-current assets	515	536
Cash and cash equivalents	7	31
All other current assets	7	8
Non-current liabilities	(34)	(30)
Non-current financial liabilities	0	0
Current liabilities	(33)	(19)
Current financial liabilities	0	0
Net assets	462	526
Group’s ownership interest in joint venture/associate	231	263
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	231	263
Income statement
Revenue	148	66
Depreciation and amortisation	(23)	(24)
Other costs	(6)	(6)
Operating profit	119	36
Net interest expense	(1)	0
Profit/(loss) before tax	118	36
Tax	(22)	(14)
Profit after tax from continuing operations	96	22
Group’s share of profit/(loss)	48	11
Group adjustment: tax credit/(charge)	0	0
Group’s share of post-tax results for the year	48	11
Emerald Energy Venture LLC
Statement of financial position
Non-current assets	1,070	559
Cash and cash equivalents	134	112
All other current assets	8	12
Non-current liabilities	(182)	(182)
Non-current financial liabilities	(310)	(104)
Current liabilities	(66)	(25)
Current financial liabilities	(23)	(2)
Net assets	631	370
Group’s ownership interest in joint venture/associate	322	189
Group adjustment: elimination of profits on sales to joint venture	(49)	(23)
Carrying amount of the Group’s investment	273	166
Income statement
Revenue	25	28
Depreciation and amortisation	(17)	(14)
Other costs	(145)	(22)
Operating profit	(137)	(8)
Net interest expense	(5)	0
Profit/(loss) before tax	(142)	(8)
Tax	0	0
Profit after tax from continuing operations	(142)	(8)
Group’s share of profit/(loss)	(72)	(4)
Group adjustment: tax credit/(charge)	19	1
Group’s share of post-tax results for the year	£ (53)	£ (3)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[4]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.